Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of loss per share
	December 31, 2024	December 31, 2023	December 31, 2022
	#	#	#
Warrants	210,370	158,831	99,725
Share Options	42,456	37,856	6,439
RSUs	32,690	—	—
PSUs	—	—	37,232
	285,516	196,687	143,396